Note 12 - Net Income (Loss) per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	4,844,333	80,000